Significant events - Subordinated Capital Notes (Details) $ in Millions				12 Months Ended
	Oct. 01, 2018	Sep. 26, 2018 USD ($)	Dec. 27, 2013	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of financial liabilities [line items]
Outstanding issue amount					$ 1,259,588	$ 1,191,900
Financial liabilities at amortized cost category | Tier II Subordinated Capital Notes
Disclosure of financial liabilities [line items]
Annual interest rate (as percent)	5.95%		5.95%	5.95%
Subordinated Liabilities Term			10 years
Outstanding issue amount		$ 1,221,907,000		$ 77,093,000	1,546	26,054	$ 27,278
Additional aggregate principal amount		$ 1,000,000
Percentage of existing holders tendered the cash offer		94.07%
Financial liabilities at amortized cost category | Subordinated Additional Tier I Capital Notes
Disclosure of financial liabilities [line items]
Annual interest rate (as percent)				8.50%
Outstanding issue amount				$ 500,000,000	$ 9,809	$ 9,831	$ 10,298